						Exhibit 99.1

Semi-Annual Servicer’s Certificate
AEP Texas Central Company, as Servicer
AEP Texas Central Transition Funding II LLC

Pursuant to Section 4.01(c)(ii) of the Transition Property Servicing Agreement dated as of October 11, 2006
(the "Agreement") between AEP Texas Central Company, as Servicer and AEP Texas Central Transition Funding II LLC,
as Note Issuer, the Servicer does hereby certify as follows:

Capitalized terms used herein have their respective meanings as set forth in the Agreement.
References herein to certain sections and subsections are references to the respective sections of the Agreement.

		Collection Periods:	Jul-2009	to	Dec-2009
		Payment Date:	01/04/2010

1.	Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

	i.	Remittances for the 07/09 Collection Period					20,026,016.41
	ii.	Remittances for the 08/09 Collection Period					19,808,999.13
	iii.	Remittances for the 09/09 Collection Period					18,311,168.01
	iv.	Remittances for the 10/09 Collection Period					17,764,347.18
	v.	Remittances for the 11/09 Collection Period					15,526,480.68
	vi.	Remittances for the 12/09 Collection Period (1)					12,919,867.54
	vii.	Investment Earnings on Collection Account
	viii.	Investment Earnings on Capital Subaccount					7,491.01
	ix.	Investment Earnings on Excess Funds Subaccount					306.40
	x.	Investment Earnings on General Subaccount					43,006.87
	xi.	General Subaccount Balance (sum of i through x above)					104,407,683.23

	xii.	Excess Funds Subaccount Balance as of Prior Payment Date					14,522.07
	xiii.	Capital Subaccount Balance as of Prior Payment Date					8,698,500.00
	xiv.	Collection Account Balance (sum of xii through xiii above)					113,120,705.30

	(1) December remittances include the previous year's true-up, which will be settled on January 25, 2010.

2.	Outstanding Amounts as of Prior Payment Date:

		Series 2006-1
	i.	Class A-1 Outstanding Amount					33,257,770.00
	ii.	Class A-2 Outstanding Amount					341,000,000.00
	iii.	Class A-3 Outstanding Amount					250,000,000.00
	iv.	Class A-4 Outstanding Amount					437,000,000.00
	v.	Class A-5 Outstanding Amount					494,700,000.00
	vi.	Aggregate Outstanding Amount of all Series 2006-1 Notes					1,555,957,770.00

		{Add Other Series as applicable}

	vii.	Aggregate Outstanding Amount of all Notes					1,555,957,770.00

3.	Required Funding/Payments as of Current Payment Date:

							Principal
		Series 2006-1 Principal					Due
	i.	Class A-1					33,257,770.00
	ii.	Class A-2					20,758,335.00
	iii.	Class A-3					0.00
	iv.	Class A-4					0.00
	v.	Class A-5					0.00
	vi.	For all Series 2006-1 Notes					54,016,105.00

		{Add Other Series as applicable}

			Note Interest		Days in Interest	Principal
		Series 2006-1 Interest	Rate		Period (1)	Balance	Interest Due
	vii.	Class A-1	4.98%		180	33,257,770.00	828,118.47
	viii.	Class A-2	4.98%		180	341,000,000.00	8,490,900.00
	ix.	Class A-3	5.09%		180	250,000,000.00	6,362,500.00
	x.	Class A-4	5.17%		180	437,000,000.00	11,296,450.00
	xi.	Class A-5	5.31%		180	494,700,000.00	13,125,133.05
	xii.	For all Series 2006-1 Notes					40,103,101.52

		{Add Other Series as applicable}
						Required Level	Funding Required

	xiii.	Capital Subaccount				8,698,500.00	0.00
						8,698,500.00	0.00

Notes:
1. On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.

4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e)
	of Indenture:

	i.	Trustee Fees and Expenses					0.00
	ii.	Servicing Fee					434,925.00
	iii.	Administration Fee					50,000.00
	iv.	Operating Expenses					31,508.06
	v.	Semi-Annual Interest (including any past-due for prior periods)					40,103,101.52
						Per $1000 of Original
		Series 2006-1			Aggregate	Principal Amount

	1.	Class A-1 Interest Payment			828,118.47	$24.9000
	2.	Class A-2 Interest Payment			8,490,900.00	$24.9000
	3.	Class A-3 Interest Payment			6,362,500.00	$25.4500
	4.	Class A-4 Interest Payment			11,296,450.00	$25.8500
	5.	Class A-5 Interest Payment			13,125,133.05	$26.5315
					40,103,101.52
		{Add Other Series as applicable}

	vi.	Principal Due and Payable as a Result of Event of Default or on Final Maturity Date					0.00

						Per $1000 of Original
		Series 2006-1			Aggregate	Principal Amount

	1.	Class A-1 Principal Payment			0.00	$0.0000
	2.	Class A-2 Principal Payment			0.00	$0.0000
	3.	Class A-3 Principal Payment			0.00	$0.0000
	4.	Class A-4 Principal Payment			0.00	$0.0000
	5.	Class A-5 Principal Payment			0.00	$0.0000
					0.00
		{Add Other Series as Applicable}

	vii.	Semi-Annual Principal					54,016,105.00
						Per $1000 of Original
		Series 2006-1			Aggregate	Principal Amount

	1.	Class A-1 Principal Payment			33,257,770.00	$1,000.0000
	2.	Class A-2 Principal Payment			20,758,335.00	$60.8749
	3.	Class A-3 Principal Payment			0.00	$0.0000
	4.	Class A-4 Principal Payment			0.00	$0.0000
	5.	Class A-5 Principal Payment			0.00	$0.0000
					54,016,105.00
		{Add Other Series as Applicable}

4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e)
	of Indenture (continued):

	viii.	Funding of Capital Subaccount (to required level)					8,698,500.00
	ix.	Investment Earnings on Capital Subaccount Released to Note Issuer					7,491.01
	x.	Deposit to Excess Funds Subaccount					9,779,074.71
	xi.	Released to Note Issuer upon Retirement of all Notes					0.00
	xii.	Aggregate Remittances as of Current Payment Date					113,120,705.30

5.	Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect
	to payments to be made on such Payment Date):

		Series 2006-1

	i.	Class A-1 Outstanding Amount					0.00
	ii.	Class A-2 Outstanding Amount					320,241,665.00
	iii.	Class A-3 Outstanding Amount					250,000,000.00
	iv.	Class A-4 Outstanding Amount					437,000,000.00
	v.	Class A-5 Outstanding Amount					494,700,000.00
	vi.	Aggregate Outstanding Amount of all Series 2006-1 Notes					1,501,941,665.00

		{Add Other Series as applicable}

	vii.	Aggregate Outstanding Amount of all Notes					1,501,941,665.00

	viii.	Excess Funds Subaccount Balance					9,779,074.71
	x.	Capital Subaccount Balance					8,698,500.00
	xi.	Aggregate Collection Account Balance					18,477,574.71

6.	Subaccount Withdrawals as of Current Payment Date
	(if applicable, pursuant to Section 8.02(e) of Indenture):

	i.	Excess Funds Subaccount					14,828.47
	iii.	Capital Subaccount					8,705,991.01
	iv.	Total Withdrawals					8,720,819.48

7.	Shortfalls In Interest and Principal Payments as of Current Payment Date:						0.00

	i.	Semi-annual Interest

		Series 2006-1

	1.	Class A-1 Interest Payment					0.00
	2.	Class A-2 Interest Payment					0.00
	3.	Class A-3 Interest Payment					0.00
	4.	Class A-4 Interest Payment					0.00
	5.	Class A-5 Interest Payment					0.00
							0.00
		{Add Other Series as Applicable}

	ii.	Semi-annual Principal					0.00

		Series 2006-1

	1.	Class A-1 Principal Payment					0.00
	2.	Class A-2 Principal Payment					0.00
	3.	Class A-3 Principal Payment					0.00
	4.	Class A-4 Principal Payment					0.00
	5.	Class A-5 Principal Payment					0.00
							0.00

		{Add Other Series as Applicable}

8.	Shortfalls in Required Subaccount Levels as of Current Payment Date:

	ii.	Capital Subaccount					0.00
							0.00

IN WITNESS HEREOF, the undersigned has duly executed and delivered this Semi-Annual
Servicer’s Certificate this 4th date of January, 2010.

AEP TEXAS CENTRAL COMPANY, as Servicer
By: /s/ Charles E. Zebula
Name: Charles Zebula
Title:	Treasurer